Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Assets [Abstract]
Prepaid expenses	$ 54	$ 67
Taxes receivable	48	32
Right of use asset	24	57
Restructuring backstop commitment fee	20	0
Deferred contract costs	15	14
Reimbursable amounts due from customers	13	11
Favorable drilling and management services contracts	9	10
Other	35	38
Total other assets	$ 218	$ 229
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total other assets	Total other assets